RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Designated as hedging instruments (Details) € in Millions, GW in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 GW	Dec. 31, 2024 $ / MWh	Dec. 31, 2024 COP ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 $ / $	Dec. 31, 2024 € / $	Dec. 31, 2024 R$ / $	Dec. 31, 2023 GW	Dec. 31, 2023 $ / MWh	Dec. 31, 2023 COP ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 $ / $	Dec. 31, 2023 € / $	Dec. 31, 2023 R$ / $
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ (42)	$ 62
Notional amount – GWh (in gigawatts) | GW			9,729.0								10,884.0
Weighted average hedged rate for the year (in currency per dollar) | $ / MWh				55								58
Change In Discounted Spot Value Of Outstanding Hedging Instruments	(34)	97
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	(32)	(172)
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	96	102
Carrying value	1,070	1,029			$ 92	$ 105	€ 1,001						$ 196	$ 124	€ 1,204
Change In Discounted Spot Value Of Outstanding Hedging Instruments	(31)	(101)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	32	101
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	(18)	(268)
Weighted average hedged rate for the year (in currency per dollar)								4,572	0.96	6.19						4,642	0.99	5.48
Foreign exchange swaps | Colombian peso
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	2,061	2,602
Foreign exchange swaps | Euro
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	254	530
Foreign exchange swaps | Brazilian real
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 119	$ 274